Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Net Loss Per Share [Line Items]
NET LOSS PER SHARE

12. NET LOSS PER SHARE

The Company computes basic loss per share using net loss attributable to Vicarious Surgical, Inc. common shareholders and the weighted-average number of common shares outstanding during each period. Diluted earnings per share include shares issuable upon exercise of outstanding stock options and stock-based awards where the conversion of such instruments would be dilutive.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Numerator for basic and diluted net loss per share:
Net loss	$(6,638)	$(3,047)	$(11,869)	$(5,750)
Denominator for basic and diluted net loss per share:
Weighted average shares	6,454,329	5,564,961	6,404,522	5,664,032
Net loss per share of Class A and Class B common stock – basic and diluted	$(1.03)	$(0.55)	$(1.85)	$(1.02)

For the three and six months ended June 30, 2021 and 2020 the effect of dilutive securities, including non-vested stock options, restricted stock awards, common stock warrants, and convertible preferred stock, was excluded from the denominator for the calculation of diluted net loss per share because the Company recognized a net loss for the periods and their inclusion would be antidilutive. Dilutive securities excluded were 23,846,042 for the three and six months ended June 30, 2021 and 18,008,068 shares for the three and six months ended June 30, 2020.

12. Net Loss Per Share

The Company computes basic loss per share using net loss attributable to Vicarious Surgical Inc. common shareholders and the weighted-average number of common shares outstanding during each period. Diluted earnings per share include shares issuable upon exercise of outstanding stock options and stock-based awards where the conversion of such instruments would be dilutive.

	For the Year Ended December 31,
	2020	2019
Numerator for basic and diluted net loss per share:
Net loss	$(12,875)	$(9,314)
Denominator for basic and diluted net loss per share:
Weighted average shares	5,809,312	4,916,432
Net loss per Class A and Class B common share – basic and diluted	$(2.22)	$(1.89)

For the years ended December 31, 2020 and 2019 the effect of dilutive securities, including non-vested stock options, restricted stock awards, common stock warrants, and convertible preferred stock, was excluded from the denominator for the calculation of diluted net loss per share because the Company recognized a net loss for the periods and their inclusion would be antidilutive. Dilutive securities excluded were 22,950,013 and 18,472,134 shares for the years ended December 31, 2020 and 2019, respectively.